Other Account Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Account Payables [Abstract]
Schedule of Other Account Payables
	As at December 31,
	2025	2024
	New Israeli Shekels
Other payables and accrued expenses (*)	490,000	987,627

(*) Including to a shareholder (see note 12 below)	420,000	840,000